Note 18 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Stock by Class [Table Text Block]
	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balances as at:
December 31, 2024	49,284,982	1,471,845	1,325,694	373	50,610,676	1,472,218
December 31, 2025	49,778,127	1,531,271	1,325,694	373	51,103,821	1,531,644